Parametric

Volatility Risk Premium – Defensive Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 49.2%

Security	Shares	Value
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.	7,410	$1,092,827
L3Harris Technologies, Inc.	10,829	1,744,660
Lockheed Martin Corp.	7,380	2,583,959

		$5,421,446

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,956	$880,409
Expeditors International of Washington, Inc.	18,094	1,598,967
United Parcel Service, Inc., Class B	4,112	646,036

		$3,125,412

Airlines — 0.1%
Alaska Air Group, Inc.	26,965	$1,021,704
American Airlines Group, Inc.(1)	36,250	408,900

		$1,430,604

Auto Components — 0.1%
BorgWarner, Inc.	22,857	$799,538

		$799,538

Banks — 1.9%
Bank of America Corp.	183,867	$4,357,648
Citigroup, Inc.	43,544	1,803,592
Fifth Third Bancorp	30,206	701,383
Huntington Bancshares, Inc.	62,582	653,356
JPMorgan Chase & Co.	65,444	6,416,130
KeyCorp.	101,192	1,313,472
People’s United Financial, Inc.	76,589	817,205
Regions Financial Corp.	116,292	1,546,684
Wells Fargo & Co.	13,460	288,717

		$17,898,187

Beverages — 1.0%
Brown-Forman Corp., Class B	12,774	$890,475
Coca-Cola Co. (The)	80,782	3,882,383
PepsiCo, Inc.	33,020	4,401,236

		$9,174,094

Biotechnology — 0.6%
AbbVie, Inc.	30,102	$2,561,680
Amgen, Inc.	14,339	3,110,703

		$5,672,383

Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.	17,325	$895,529
Carrier Global Corp.	30,701	1,025,107

		$1,920,636

Capital Markets — 1.2%
Ameriprise Financial, Inc.	9,372	$1,507,299
Invesco, Ltd.	106,572	1,397,159
MarketAxess Holdings, Inc.	1,987	1,070,695
Morgan Stanley	51,353	2,472,647
Nasdaq, Inc.	12,481	1,510,076
S&P Global, Inc.	7,932	2,559,894
State Street Corp.	24,132	1,421,375

		$11,939,145

Chemicals — 0.8%
CF Industries Holdings, Inc.	13,525	$373,425
FMC Corp.	13,542	1,391,305
Linde PLC	13,897	3,062,065
Sherwin-Williams Co. (The)	3,674	2,527,639

		$7,354,434

Commercial Services & Supplies — 0.2%
Republic Services, Inc.	17,146	$1,511,763

		$1,511,763

Communications Equipment — 0.4%
Arista Networks, Inc.(2)	3,763	$786,091
Cisco Systems, Inc.	33,676	1,208,968
F5 Networks, Inc.(2)	7,494	996,252
Juniper Networks, Inc.	33,848	667,483

		$3,658,794

Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.	14,387	$1,366,765
Quanta Services, Inc.	14,166	884,383

		$2,251,148

Consumer Finance — 0.1%
Synchrony Financial	48,420	$1,211,468

		$1,211,468

Containers & Packaging — 0.2%
Avery Dennison Corp.	6,757	$935,101
Packaging Corp. of America	6,949	795,591
Sealed Air Corp.	14,789	585,497

		$2,316,189

Security	Shares	Value
Distributors — 0.1%
LKQ Corp.(2)	35,891	$1,148,153

		$1,148,153

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(2)	37,169	$7,504,421

		$7,504,421

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	59,485	$1,607,285
Verizon Communications, Inc.	87,137	4,965,937

		$6,573,222

Electric Utilities — 0.9%
Alliant Energy Corp.	29,415	$1,626,061
Entergy Corp.	14,844	1,502,509
Evergy, Inc.	20,564	1,135,133
FirstEnergy Corp.	33,101	983,762
NextEra Energy, Inc.	47,576	3,483,039

		$8,730,504

Electrical Equipment — 0.3%
Eaton Corp. PLC	23,969	$2,487,743

		$2,487,743

Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.	19,164	$664,799
TE Connectivity, Ltd.	21,897	2,121,382

		$2,786,181

Energy Equipment & Services — 0.0%(3)
National Oilwell Varco, Inc.	31,011	$260,492

		$260,492

Entertainment — 0.9%
Netflix, Inc.(2)	7,595	$3,613,246
Walt Disney Co. (The)	39,645	4,806,956

		$8,420,202

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	7,796	$1,181,250
American Tower Corp.	9,273	2,129,544
Duke Realty Corp.	30,631	1,163,672
Equity Residential	26,176	1,229,749
Extra Space Storage, Inc.	12,455	1,444,157
Healthpeak Properties, Inc.	54,054	1,457,836
Iron Mountain, Inc.(1)	5,843	152,269
Mid-America Apartment Communities, Inc.	15,000	1,749,450
Public Storage	5,646	1,293,329

		$11,801,256

Security	Shares	Value
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	9,507	$3,399,893
Kroger Co. (The)	18,248	587,768
Walmart, Inc.	33,018	4,581,248

		$8,568,909

Food Products — 0.5%
Campbell Soup Co.	14,388	$671,488
Conagra Brands, Inc.	39,326	1,379,949
Hormel Foods Corp.	22,997	1,119,724
McCormick & Co.	7,916	1,428,917

		$4,600,078

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	43,667	$4,589,838
Boston Scientific Corp.(2)	51,041	1,749,175
Cooper Cos., Inc. (The)	5,323	1,698,303
Danaher Corp.	18,205	4,178,775
DENTSPLY SIRONA, Inc.	17,799	839,935
IDEXX Laboratories, Inc.(2)	4,146	1,761,304
Intuitive Surgical, Inc.(2)	3,436	2,292,087
Medtronic PLC	36,261	3,646,769

		$20,756,186

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	9,425	$905,460
Centene Corp.(2)	16,671	985,256
DaVita, Inc.(2)	16,015	1,381,294
Quest Diagnostics, Inc.	11,628	1,420,244
UnitedHealth Group, Inc.	21,755	6,638,320
Universal Health Services, Inc., Class B	6,456	707,255

		$12,037,829

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.(1)	61,777	$846,963
McDonald’s Corp.	19,166	4,082,358
Royal Caribbean Cruises, Ltd.	7,286	411,076
Starbucks Corp.	28,890	2,512,274
Wynn Resorts, Ltd.	9,982	722,996

		$8,575,667

Household Durables — 0.3%
Leggett & Platt, Inc.	25,899	$1,080,765
Lennar Corp., Class A	24,311	1,707,362

		$2,788,127

Security	Shares	Value
Household Products — 0.9%
Clorox Co. (The)	7,282	$1,509,195
Procter & Gamble Co. (The)	54,025	7,406,827

		$8,916,022

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	19,531	$3,221,638

		$3,221,638

Insurance — 0.8%
Arthur J. Gallagher & Co.	17,234	$1,787,338
Assurant, Inc.	8,078	1,004,661
Everest Re Group, Ltd.	4,315	850,400
Globe Life, Inc.	13,114	1,063,414
Progressive Corp. (The)	21,366	1,963,536
Unum Group	71,327	1,259,635

		$7,928,984

Interactive Media & Services — 3.1%
Alphabet, Inc., Class A(2)	5,247	$8,479,729
Alphabet, Inc., Class C(2)	5,490	8,899,345
Facebook, Inc., Class A(2)	46,816	12,317,758

		$29,696,832

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(2)	7,244	$21,993,870
eBay, Inc.	20,120	958,316
Expedia Group, Inc.	10,474	986,127

		$23,938,313

IT Services — 2.6%
Accenture PLC, Class A	16,631	$3,607,430
Global Payments, Inc.	8,666	1,366,975
International Business Machines Corp.	20,581	2,298,074
Mastercard, Inc., Class A	19,481	5,622,996
PayPal Holdings, Inc.(2)	27,789	5,172,367
Visa, Inc., Class A	35,674	6,482,323
Western Union Co. (The)	34,757	675,676

		$25,225,841

Life Sciences Tools & Services — 0.9%
IQVIA Holdings, Inc.(2)	10,748	$1,655,084
Thermo Fisher Scientific, Inc.	10,530	4,981,954
Waters Corp.(2)	7,354	1,638,618

		$8,275,656

Security	Shares	Value
Machinery — 0.8%
Flowserve Corp.	18,592	$541,399
IDEX Corp.	9,833	1,675,445
PACCAR, Inc.	23,493	2,005,832
Stanley Black & Decker, Inc.	12,094	2,010,023
Westinghouse Air Brake Technologies Corp.	20,340	1,206,162

		$7,438,861

Media — 0.7%
Comcast Corp., Class A	84,324	$3,561,846
Discovery, Inc., Class A(1)(2)	27,746	561,579
DISH Network Corp., Class A(2)	20,312	517,753
Fox Corp., Class B	12,138	317,287
ViacomCBS, Inc., Class B(1)	60,417	1,726,114

		$6,684,579

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	134,722	$2,336,080

		$2,336,080

Multi-Utilities — 0.6%
CMS Energy Corp.	27,646	$1,750,821
Dominion Energy, Inc.	26,818	2,154,558
NiSource, Inc.	19,727	453,129
WEC Energy Group, Inc.	18,587	1,868,923

		$6,227,431

Multiline Retail — 0.1%
Kohl’s Corp.	43,988	$936,505

		$936,505

Oil, Gas & Consumable Fuels — 0.8%
Apache Corp.	43,582	$361,731
Chevron Corp.	12,194	847,483
Devon Energy Corp.	45,847	409,414
EOG Resources, Inc.	28,002	958,788
Exxon Mobil Corp.	112,177	3,659,214
HollyFrontier Corp.	39,132	724,333
Marathon Oil Corp.	122,678	485,805
ONEOK, Inc.	23,516	681,964

		$8,128,732

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	49,670	$2,903,212
Eli Lilly & Co.	15,426	2,012,476
Johnson & Johnson	54,620	7,488,948

Security	Shares	Value
Merck & Co., Inc.	51,826	$3,897,833
Pfizer, Inc.	111,826	3,967,587

		$20,270,056

Professional Services — 0.2%
Verisk Analytics, Inc.	10,350	$1,841,990

		$1,841,990

Road & Rail — 0.5%
J.B. Hunt Transport Services, Inc.	12,343	$1,502,637
Union Pacific Corp.	20,777	3,681,476

		$5,184,113

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc.	9,769	$3,415,536
Intel Corp.	86,429	3,827,076
KLA Corp.	9,319	1,837,520
NVIDIA Corp.	12,227	6,130,129
Qorvo, Inc.(2)	14,470	1,842,899
QUALCOMM, Inc.	23,952	2,954,719
Teradyne, Inc.	2,805	246,419
Texas Instruments, Inc.	25,021	3,617,786

		$23,872,084

Software — 4.7%
Adobe, Inc.(2)	12,232	$5,468,927
Intuit, Inc.	6,767	2,129,440
Microsoft Corp.	140,982	28,544,625
Oracle Corp.	57,833	3,245,010
salesforce.com, inc.(2)	23,816	5,531,742

		$44,919,744

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	8,733	$1,286,196
Home Depot, Inc. (The)	22,999	6,134,063
L Brands, Inc.	26,068	834,437
Lowe’s Cos., Inc.	15,104	2,387,942
Ross Stores, Inc.	9,492	808,434

		$11,451,072

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	292,745	$31,868,221
Western Digital Corp.	16,191	610,886
Xerox Holdings Corp.	20,610	358,202

		$32,837,309

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	30,831	$3,702,187
Ralph Lauren Corp.	5,261	351,698

Security	Shares	Value
Under Armour, Inc., Class A(2)	32,511	$449,952
Under Armour, Inc., Class C(2)	29,952	366,313

		$4,870,150

Tobacco — 0.3%
Philip Morris International, Inc.	39,140	$2,779,723

		$2,779,723

Trading Companies & Distributors — 0.2%
Fastenal Co.	24,668	$1,066,397
W.W. Grainger, Inc.	2,835	992,307

		$2,058,704

Water Utilities — 0.1%
American Water Works Co., Inc.	7,694	$1,158,024

		$1,158,024

Total Common Stocks (identified cost $351,671,656)		$472,922,654

Short-Term Investments — 51.7%

U.S. Treasury Obligations — 50.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills:
0.00%, 12/3/20	$17,275	$17,273,847
0.00%, 12/31/20	43,870	43,864,068
0.00%, 1/28/21	10,876	10,873,700
0.00%, 2/25/21	12,870	12,866,094
0.00%, 3/4/21	26,000	25,991,923
0.00%, 4/22/21	52,500	52,475,998
0.00%, 5/20/21	30,988	30,971,299
0.00%, 6/17/21(4)	42,000	41,975,172
0.00%, 8/12/21(1)(4)	109,700	109,616,350
0.00%, 9/9/21	49,160	49,113,851
0.00%, 10/7/21	33,050	33,012,653

		$428,034,955

U.S. Treasury Notes:
1.375%, 4/30/21	34,500	34,714,646
2.625%, 5/15/21	16,000	16,215,243
2.75%, 8/15/21	7,750	7,909,239

		$58,839,128

Total U.S. Treasury Obligations (identified cost $486,660,816)		$486,874,083

Other — 1.0%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	8,128,318	$8,128,318
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(6)	1,642,461	1,642,461

Total Other (identified cost $9,770,779)		9,770,779

Total Short-Term Investments (identified cost $496,431,595)		$496,644,862

Total Investments — 100.9% (identified cost $848,103,251)		$969,567,516

Total Written Options — (1.0)% (premiums received $6,117,830)		$(9,191,560)

Other Assets, Less Liabilities — 0.1%		$107,056

Net Assets — 100.0%		$960,483,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $38,856,703 and the total market value of the collateral received by the Fund was $39,595,224, comprised of cash of $1,642,461 and U.S. government and/or agencies securities of $37,952,763.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)	Security (or a portion thereof) has been pledged as collateral for written options.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	120	$39,239,520	$3,445	11/4/20	$(55,800)
S&P 500 Index	120	39,239,520	3,425	11/6/20	(212,280)
S&P 500 Index	120	39,239,520	3,475	11/11/20	(114,600)
S&P 500 Index	122	39,893,512	3,625	11/18/20	(30,805)
S&P 500 Index	120	39,239,520	3,575	11/23/20	(84,000)
S&P 500 Index	120	39,239,520	3,465	11/27/20	(283,080)

Total					$(780,565)

Written Put Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	122	$39,893,512	$3,290	11/2/20	$(477,020)
S&P 500 Index	120	39,239,520	3,320	11/2/20	(636,600)
S&P 500 Index	130	42,509,480	3,130	11/4/20	(298,350)
S&P 500 Index	120	39,239,520	3,175	11/4/20	(378,600)
S&P 500 Index	125	40,874,500	3,080	11/6/20	(374,875)
S&P 500 Index	125	40,874,500	3,275	11/6/20	(925,000)
S&P 500 Index	120	39,239,520	3,330	11/9/20	(1,288,200)
S&P 500 Index	130	42,509,480	3,050	11/11/20	(377,650)
S&P 500 Index	120	39,239,520	3,275	11/13/20	(1,152,000)
S&P 500 Index	124	40,547,504	3,225	11/18/20	(1,102,360)
S&P 500 Index	122	39,893,512	3,125	11/23/20	(797,270)
S&P 500 Index	130	42,509,480	2,960	11/27/20	(603,070)

Total					$(8,410,995)

At October 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $8,128,318, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,875,469	$468,471,573	$(470,217,407)	$(1,063)	$(254)	$8,128,318	$71,104	8,128,318

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$472,922,654 *	$—	$—	$472,922,654
Short-Term Investments -
U.S. Treasury Obligations	—	486,874,083	—	486,874,083
Other	1,642,461	8,128,318	—	9,770,779
Total Investments	$474,565,115	$495,002,401	$—	$969,567,516

Liability Description
Written Call Options	$(780,565)	$—	$—	$(780,565)
Written Put Options	(8,410,995)	—	—	(8,410,995)
Total	$(9,191,560)	$—	$—	$(9,191,560)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.